Organization and Business Description	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 — ORGANIZATION AND BUSINESS DESCRIPTION

Klotho Neurosciences, Inc. (“The Company” or “Klotho”), formerly known as ANEW Medical, Inc., develops essential medicines for the treatment of chronic diseases – cancer, cardiovascular, and neurodegenerative disorders. The Company currently has acquired two licensed platforms: a generic drug portfolio and a biosimilar biologics platform that uses biologic therapies to treat cancer, and two proprietary, patented technologies involving the melanocortin receptor-binding molecules and a gene therapy platform which uses a gene therapy approach to introduce a therapeutic protein called “Klotho” inside the body to treat neurodegenerative diseases.

On September 12, 2022, the Company acquired five market-approved anti-cancer drugs approved for sale in Germany. The Market Authorizations (MA’s) are for four of the drugs that comprise the “FOLFOX” and “FOLFIRI” multi-drug regimens used in treatment of metastatic colorectal and gastric cancer and in two of the drugs that are used to treat metastatic lung cancer. The drugs are important in the treatment of many solid tumors in both childhood and adult cancers. Previously, the Company acquired two off-patent bio generic antibodies from Reliance Life Sciences (RLS), the life science arm of Reliance Industries Pvt Ltd. of Navi Mumbai, India.

During January 2023, the Company acquired a treatment for small drug molecules that bind to the melanocortin receptors on human cells and affect skin pigmentation.

Effective July 24, 2024, the Company changed its legal name from ANEW Medical, Inc. to Klotho Neurosciences, Inc. This name change was approved by the Company’s Board of Directors to better reflect the strategic focus of its proprietary products. Throughout these financial statements, references to the “Company” refer to Klotho Neurosciences, Inc., formerly known as ANEW. Under certain circumstances, references to ANEW have remained when useful in describing the sequence of events that occurred during the merger between Redwoods and ANEW.

Business Combinations

As of May 30, 2023, Redwoods Acquisition Corp., a Delaware corporation and a special purpose acquisition company (“Redwoods”), Anew Medical Sub, Inc., a Wyoming corporation (“Merger Sub”) and ANEW Medical, Inc., a Wyoming corporation (“ANEW”) entered into a Business Combination Agreement, which was amended as of November 4, 2023 (the “Business Combination Agreement”). On June 21, 2024 (the “Closing Date”), Merger Sub merged with and into ANEW, with ANEW continuing as the surviving corporation and as a wholly owned subsidiary of Redwoods (the “Business Combination”). In connection with the Business Combination, on June 21, 2024, Redwoods filed its Second Amended Certificate of Incorporation with the Delaware Secretary of State, and adopted the amended and restated bylaws (the “Amended and Restated Bylaws”), which replaced Redwoods’ Charter and Bylaws in effect as of such time. In connection with the closing of the Business Combination (the “Closing”), Redwoods changed its name to “ANEW Medical, Inc.”

For accounting purposes, the transactions contemplated by the Business Combination are treated as a reverse acquisition and, as such, the historical financial statements of the accounting acquirer ANEW (Wyoming) will become the historical financial statements of the Company. Under this method of accounting, Redwoods was treated as the acquired company for financial reporting purposes. Accordingly, for accounting purposes, the Merger was treated as the equivalent of the Company issuing shares for the net assets of Redwoods, accompanied by a recapitalization. The net assets of Redwoods were stated at historical cost with no goodwill or other intangible assets recorded.

Recapitalization

In connection with the merger, the Company issued six million shares in exchange for all of the outstanding shares of ANEW. At $10 per Redwood’s share, the valuation of ANEW was $60 million.

Immediately after giving effect to the Business Combination, 15,130,393 shares of Company Common Stock were outstanding, from which 2,875,000 remain in escrow for the Redwoods founders. In addition, there were 12,030,000 warrants immediately exercisable and composed of 11,500,000 public warrants and 530,000 private warrants. Following the Closing, on June 21, 2024, the Company’s Common Stock and Warrants began trading on the Nasdaq under the symbols “WENA” and “WENAW,” respectively. The Public Units of Redwoods automatically separated into the component securities upon consummation of the Business Combination and, as a result, no longer trade as a separate security. Further, upon closing of the Business Combination on June 21, 2024, the Company received approximately $181,339 in net cash proceeds. During the three months ended September 30, 2024, the Company determined there was an additional approximate $8,500 cash.

At Closing, pursuant to the terms of the Business Combination Agreement and after giving effect to the redemptions of shares of Redwoods Common Stock:

●	The total consideration paid at Closing (the “Merger Consideration”) by Redwoods to ANEW Medical, Inc. security holders was 6,000,000 shares of the Company common stock valued at $60 million (the “Consideration Shares”), based on an implied ANEW equity value of $60,000,000 valued at $10 per share;

●	Each share of ANEW Medical Common Stock, if any, that was owned by Redwoods, Merger Sub, ANEW Medical, Inc. or any other affiliate of Redwoods immediately prior to the effective time of the Merger (the “Effective Time”) was automatically cancelled and retired without any conversion or consideration;

●	Each share of Merger Sub common stock, par value $0.0001 per share (“Merger Sub Common Stock”), issued and outstanding immediately prior to the Effective Time was converted into one newly issued share of Common Stock of the Surviving Corporation.

In connection with the Merger, the Company entered into a convertible promissory note and Securities Purchase Agreement (“SPA”) with certain accredited investors (the “Redwoods PIPE Investors”) for an aggregate of 750,000 shares (bonus free trading shares and restricted shares issued at closing), with each unit consisting of one share of Company common stock (the “PIPE Shares”) for an aggregate purchase price of $2,000,000 (the “Redwoods PIPE Financing”). Upon the closing of the Redwoods PIPE Financing (which closed in connection with the closing of the Merger), the $2,000,000 were used by the Company to settle transaction costs. The Company received approximately $181,339 in net cash proceeds and recorded a receivable of $50,000 from the Redwoods PIPE Financing funds.

In connection with the Merger, the Company entered convertible promissory note and Securities Purchase Agreement (“SPA”) with certain accredited investors (the “ANEW PIPE Investors”) for an aggregate of 854,257 units (bonus free trading shares and restricted shares issued at closing), with each unit consisting of one share of Company common stock (the “PIPE Shares”) for an aggregate purchase price of $2,000,000 (the “ANEW PIPE Financing”). Upon the closing of the ANEW PIPE Financing (which closed in connection with the closing of the Merger), $1,000,000 was used by the Company to settle transaction costs. The Company received approximately $950,000 in cash proceeds and recorded a receivable of $50,000 from the ANEW PIPE Financing funds.

Concurrent with Closing, certain ANEW stockholders may be entitled to up to an additional 5,000,000 shares of Company Common Stock (the “Contingent Consideration Shares”), upon the following conditions being met:

(i)	2,000,000 Contingent Consideration Shares upon the Company’s common stock achieving a closing price equal to or exceeding $12.50 for 10 trading days within a 20-day trading period in the first three years following the Closing;

(ii)	2,000,000 Contingent Consideration Shares upon the Company’s common stock achieving a closing price equal to or exceeding $15.00 for 10 trading days within a 20-day trading period in the first three years following the Closing; and

(iii)	1,000,000 Contingent Consideration Shares upon the Company’s common stock achieving a closing price equal to or exceeding $20.00 for 10 trading days within a 20-day trading period in the first five years following the Closing.

In accordance with guidance applicable to these circumstances, the equity structure has been restated in all comparable periods up to June 21, 2024 and reflected as such as of September 30, 2024, to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to ANEW’s stockholders in connection with the merger. As such, the shares and corresponding capital amounts and earnings per share related to ANEW’s common stock prior to the merger have been retroactively restated as shares reflecting the exchange ratio established in the merger.

For accounting purposes, the Merger was treated as the equivalent of the Company issuing shares for the net assets of Redwoods, accompanied by a recapitalization. The net assets of Redwoods were stated at historical cost with no goodwill or other intangible assets recorded. In connection with the Merger, in addition to the warrants, ANEW Medical assumed $589,081 in cash and $568,111 in income tax payable. The income tax payable of $568,111 was settled in full as of September 30, 2024 from the assumed $589,081 cash.

NOTE 1 – ORGANIZATION AND BUSINESS DESCRIPTION

Klotho Neurosciences, Inc. (“The Company” or “Klotho”), formerly known as ANEW Medical, Inc., develops essential medicines for the treatment of chronic diseases – cancer, cardiovascular, and neurodegenerative disorders. The Company currently has acquired two licensed platforms: a generic drug portfolio and a biosimilar biologics platform that uses biologic therapies to treat cancer, and two proprietary, patented technologies involving the melanocortin receptor-binding molecules and a gene therapy platform which uses a gene therapy approach to introduce a therapeutic protein called “Klotho” inside the body to treat neurodegenerative diseases.

On September 12, 2022, the Company acquired five market-approved anti-cancer drugs approved for sale in Germany. The Market Authorizations (MA’s) are for four of the drugs that comprise the “FOLFOX” and “FOLFIRI” multi-drug regimens used in treatment of metastatic colorectal and gastric cancer and in two of the drugs that are used to treat metastatic lung cancer. The drugs are important in the treatment of many solid tumors in both childhood and adult cancers. Previously, the Company acquired two off-patent bio generic antibodies from Reliance Life Sciences (RLS), the life science arm of Reliance Industries Pvt Ltd. of Navi Mumbai, India.

During January 2023, the Company acquired a treatment for small drug molecules that bind to the melanocortin receptors on human cells and affect skin pigmentation.

As of May 30, 2023, Redwoods Acquisition Corp., a Delaware corporation and a special purpose acquisition company (“Redwoods”), Anew Medical Sub, Inc., a Wyoming corporation (“Merger Sub”) and ANEW Medical, Inc., a Wyoming corporation (“ANEW”) entered into a Business Combination Agreement, which was amended as of November 4, 2023 (the “Business Combination Agreement”).